Income Taxes - Reconciliation Narrative (Details) - Draft Kings Inc $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Net operating loss write-off	$ 7,246
Change in valuation allowance related to write-off	(7,246)
Net impact on provision for income taxes, net operating losses	$ 0